Pensions - Actuarial losses and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Actuarial losses and gains recognised directly in Other comprehensive income
Net actuarial (losses) gains recognised in OCI during the year	$ 401	$ (282)	$ 331
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	27	172	(158)
Tax effects of actuarial (losses) gains recognised in OCI	(98)	22	(38)
Items that will not be reclassified to the Consolidated statement of income	329	(88)	134
Cumulative actuarial (losses) gains recognised directly in OCI net of tax	$ (812)	$ (1,141)	$ (1,053)